Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments
Schedule of realized and unrealized gains and losses recognized in earnings as net gain (loss) on derivative instruments

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Realized gain (loss):
Interest rate swap contracts	$9,508	$15,518	$14,648
Foreign exchange forward contracts	—	—	(79)
Total realized gain (loss):	9,508	15,518	14,569
Unrealized gain (loss):
Interest rate swap contracts	(10,432)	(8,720)	(9,200)
Total unrealized gain (loss):	(10,432)	(8,720)	(9,200)
Total net realized gain and unrealized loss on derivative instruments:	$(924)	$6,798	$5,369